Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued liabilities
Trade accounts payable	$ 131,441	$ 80,703
Payroll and payroll liabilities	48,917	35,171
Accrued contract costs	58,301	33,044
Self-insurance accrual	18,559	23,171
Other accrued liabilities	38,289	23,366
Total accounts payable and accrued liabilities	$ 295,507	$ 195,455